Long-Lived Assets, Excluding Financial Instruments and Tax Assets, Classified by Location of Controlling Statutory Company (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Certain Long-Lived Assets by Geography [Line Items]
Long-lived assets	$ 36,505	$ 40,119	$ 27,729
United States
Certain Long-Lived Assets by Geography [Line Items]
Long-lived assets	19,562	17,653	16,615
Luxembourg
Certain Long-Lived Assets by Geography [Line Items]
Long-lived assets	6,879	6,913	6,943
Finland
Certain Long-Lived Assets by Geography [Line Items]
Long-lived assets	1,757	9,840	12
Other Countries
Certain Long-Lived Assets by Geography [Line Items]
Long-lived assets	$ 8,307	$ 5,713	$ 4,159